Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Changes in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	$ 427.9	$ 577.6	$ 497.3
Non-controlling interest on business combination	11.7
Put option for non-controlling interest	(21.2)
Normal course issuer bid purchase of subordinate voting shares	(26.7)	(253.2)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(1.2)
Liability to broker under automatic share purchase plan	(20.0)
Issuance of shares	0.0	7.1	4.0
Net income	68.9	94.6	70.3
Share-based payment	15.0	14.0	11.3
Deferred tax on share-based payment		(0.2)
Shareholders’ equity, ending balance	477.5	427.9	577.6
Total attributable to shareholders
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	427.9	577.6	497.3
Put option for non-controlling interest	(21.2)
Normal course issuer bid purchase of subordinate voting shares	(26.7)	(253.2)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(1.2)
Liability to broker under automatic share purchase plan	(20.0)
Issuance of shares	0.0	7.1	4.0
Net income	72.7	94.6	70.3
Share-based payment	15.0	14.0	11.3
Deferred tax on share-based payment		(0.2)
Shareholders’ equity, ending balance	469.5	427.9	577.6
Share capital
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	118.5	120.5	114.7
Normal course issuer bid purchase of subordinate voting shares	(2.4)	(11.9)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(0.1)
Issuance of shares	2.7	9.9	5.8
Shareholders’ equity, ending balance	118.7	118.5	120.5
Contributed surplus
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	36.2	25.2	15.7
Liability to broker under automatic share purchase plan	(20.0)
Issuance of shares	(2.7)	(2.8)	(1.8)
Share-based payment	15.0	14.0	11.3
Deferred tax on share-based payment		(0.2)
Shareholders’ equity, ending balance	28.5	36.2	25.2
Retained earnings
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	290.4	437.1	366.8
Put option for non-controlling interest	(21.2)
Normal course issuer bid purchase of subordinate voting shares	(24.3)	(241.3)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(1.1)
Net income	72.7	94.6	70.3
Shareholders’ equity, ending balance	316.5	290.4	437.1
Non-controlling interest
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	0.0	0.0	0.0
Non-controlling interest on business combination	11.7
Net income	(3.8)
Shareholders’ equity, ending balance	8.0	0.0	0.0
Parent company
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	427.9	577.6	497.3
Non-controlling interest on business combination	11.7
Put option for non-controlling interest	(21.2)
Normal course issuer bid purchase of subordinate voting shares	(26.7)	(253.2)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(1.2)
Liability to broker under automatic share purchase plan	(20.0)
Issuance of shares	0.0	7.1	4.0
Net income	92.0	82.6	65.0
Share-based payment	15.0	14.0	11.3
Deferred tax on share-based payment		(0.2)
Shareholders’ equity, ending balance	477.5	427.9	577.6
Parent company | Total attributable to shareholders
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	427.9	577.6	497.3
Put option for non-controlling interest	(21.2)
Normal course issuer bid purchase of subordinate voting shares	(26.7)	(253.2)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(1.2)
Liability to broker under automatic share purchase plan	(20.0)
Issuance of shares	0.0	7.1	4.0
Net income	95.7	82.6	65.0
Share-based payment	15.0	14.0	11.3
Deferred tax on share-based payment		(0.2)
Shareholders’ equity, ending balance	469.5	427.9	577.6
Parent company | Share capital
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	118.5	120.5	114.7
Normal course issuer bid purchase of subordinate voting shares	(2.4)	(11.9)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(0.1)
Issuance of shares	2.7	9.9	5.8
Shareholders’ equity, ending balance	118.7	118.5	120.5
Parent company | Contributed surplus
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	36.2	25.2	15.7
Liability to broker under automatic share purchase plan	(20.0)
Issuance of shares	(2.7)	(2.8)	(1.8)
Share-based payment	15.0	14.0	11.3
Deferred tax on share-based payment		(0.2)
Shareholders’ equity, ending balance	28.5	36.2	25.2
Parent company | Retained earnings
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	273.2	431.9	366.9
Put option for non-controlling interest	(21.2)
Normal course issuer bid purchase of subordinate voting shares	(24.3)	(241.3)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(1.1)
Net income	95.7	82.6	65.0
Shareholders’ equity, ending balance	322.3	273.2	431.9
Parent company | Non-controlling interest
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	0.0	0.0	0.0
Non-controlling interest on business combination	11.7
Net income	(3.7)
Shareholders’ equity, ending balance	$ 8.0	$ 0.0	$ 0.0